Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other non-current liabilities [abstract]
Other non-current liabilities
	As at 31 December
	2018	2017

Finance lease payables(a)	1,442,174	1,600,106
Government grants
-Environmental subsidies(b)	1,224,878	1,245,810
-Other government grants	320,083	179,226
Contract liabilities (c)	2,248,682	-
Other deferred income (c)	70,211	1,825,614
Others	1,114,754	969,052

Subtotal	6,420,782	5,819,808

Current portion of finance lease payables	(326,048)	(470,985)
Current portion of other non-current liabilities	(149,598)	(64,361)

Subtotal	(475,646)	(535,346)

Total	5,945,136	5,284,462

Obligation under finance leases
	As at 31 December
	2018	2017

Within 1 year	415,962	500,790
After 1 year but within 2 years	341,415	312,125
After 2 years but within 3 years	327,239	281,990
After 3 years	674,355	674,256

	1,758,971	1,769,161

Less: total future interest expense	316,797	169,055

Total	1,442,174	1,600,106